Capital structure	12 Months Ended
Dec. 31, 2021
Capital structure
Capital structure
17.	Capital structure
Dual-class share structure
On September 15, 2014, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which the Company’s authorized share capital was reclassified and re-designated
into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to ten votes on all matters that are subject to shareholder vote. Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right. The holders of the Group’s ordinary shares are entitled to such dividends as may be declared by the board of directors subject to the Companies Law. As of December 31, 2020 and 2021, all Class B ordinary shares were held by the Chairman of the Company.
ADS ratio change
Effective November 3, 2014, the Group changed its ADS to Class A ordinary share ratio from one ADS representing two Class A ordinary shares to five ADSs representing one Class A ordinary share.
Exercise of share options
During the years ended December 31, 2019, 2020 and 2021, 85,706, 157,429 and 1,646,137 Class A ordinary shares were issued respectively, as a result of exercise of share options by employees.

Vesting of shares awards
During the years ended December 31, 2019, 2020 and 2021, 1,102,773, 1,481,693 and1,156,264 Class A ordinary shares were issued respectively as a result of vesting of shares awards granted to employees and consultants.

Repurchase of ordinary shares
During the year ended December 31, 2021, the Group repurchased approximately US$304.2 million (RMB1,938.8 million) of ADS representing 2,742,990 class A ordinary shares in accordance with the US$500 million share repurchase program the Company’s board of directors authorized in March 2021.

Conversion of ordinary shares
During the year ended December 31, 2021, 950,000 class B shares were converted into Class A shares.